Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2021
Disclosure of significant accounting policies [text block] [Abstract]
Schedule of straight-line basis over the useful life of the assets at annual rates
%

Machinery	10 - 15
Office, furniture and equipment	6 - 33
Leasehold improvements	(*)
Project in process- manufacturing plant	(**)

Schedule of right-of-use assets and lease liabilities and the movements
	Right-of-use assets
	Offices and labs	Vehicles	Production Plant	Total	Lease liabilities

As of January 1, 2021	$2,898	$74	$3,502	$6,474	$7,910

Depreciation expense	(711)	(100)	(259)	(1,070)	-
Interest expense	-	-	-	-	81
Additions	-	62	-	62	60
Payments	-	-	-	-	(1,214)
Other	(16)	(13)	(33)	(62)	(61)

As of June 30, 2021 (unaudited)	$2,171	$23	$3,210	$5,404	$6,776